Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

1-36462

May 20, 2014

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Common Stock, par value $0.0001 per share of Heritage Insurance Holdings, LLC under the Exchange Act of 1934.

Sincerely,

1598665

14025124

emecabe@nyx.com
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